Summary of Amortized Cost of Mortgage Loans (Detail) - Mortgage loans, net of allowance [Member] - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Total amortized cost	[1]	$ 12,418	$ 10,963
Total valuation allowance	[1],[2]	39	34
Mortgage loans, net of allowance	[1]	12,379	10,929
Non-specific reserves [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized cost	[1]	12,418	10,963
Valuation allowance	[1]	39	34
Commercial Loan [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Total amortized cost		12,417	10,963
Total valuation allowance	[2]	39	34
Mortgage loans, net of allowance		12,378	10,929
Commercial Loan [Member] | Non-specific reserves [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized cost		12,417	10,963
Valuation allowance		39	$ 34
Residential Mortgage [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Total amortized cost		1
Mortgage loans, net of allowance		1
Residential Mortgage [Member] | Non-specific reserves [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized cost		$ 1

[1]	The company did not hold any loans with specific reserves as of December 31, 2018 and 2017.
[2]	Changes in the valuation allowance are primarily due to portfolio growth and current period provisions. These changes for the years ended December 31, 2018 and 2017 were immaterial.